PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,088,889	$ 6,931,170
Less: Accumulated depreciation	(6,574,316)	(6,637,603)
Property and equipment, net	514,573	293,567
Depreciation expense	543,861	1,048,398	$ 1,829,963
Total property and equipment disposal gains	114,379	403	237,874
Remaining net book value of property and equipment disposed	0	0	$ 0
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	596,598	844,028
Telecommunications equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,164,115	4,715,398
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,328,176	$ 1,371,744